Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	Trust for Advised Portfolios
Entity Central Index Key	dei_EntityCentralIndexKey	0001261788
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 20, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jul. 20, 2020
Prospectus Date	rr_ProspectusDate	Jul. 20, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Ziegler Piermont Small Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Ziegler Piermont Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Ziegler Piermont Small Cap Value Fund (the “Fund”) seeks to maximize total return from a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	7/31/2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps for the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests principally in domestic, value-style, small-capitalization (“small-cap”) equity securities of companies traded on U.S. stock exchanges or in the over-the-counter market using its proprietary stock selection process. The Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the securities of small-cap companies. The Fund defines small-cap equity securities as the equity securities of companies with market capitalizations of at least $100 million and no greater than the market capitalization of the largest company in the Russell 2000® Index during the most recent 12-month period, measured monthly. The largest market capitalization of any company in the Russell 2000® Index during the 12-month period ended June 30, 2020 was approximately $5.793 billion. The Fund primarily invests in common stock, including exchange-listed real estate investment trusts (“REITs”).
The Adviser seeks to meet the Fund’s investment objective by utilizing a proprietary multi-factor, quantitative ranking system combined with a qualitative risk review. The quantitative ranking system seeks to identify individual companies with the potential to outperform their industry peers by assessing more than forty factors or measurements including, for example, earnings/cash flow, profitability, earnings quality, earnings growth, revenue growth, efficiency, and momentum. The individual factor rankings are then combined into a composite ranking based on the weightings of each individual factor ranking. The weighting for each individual factor ranking is different for each industry. The qualitative risk review attempts to identify and avoid company specific risks that may have a greater influence on the performance of the company’s stock than the stock’s proprietary ranking. Examples of company specific risk that could cause a company to be eliminated from consideration or sold from the portfolio include regulatory risks or lawsuits, management or auditor turnover, extreme leverage or debt downgrades, and other industry or company specific risks. The Adviser generally buys common stock of small-cap companies that are highly ranked by the model and also pass the qualitative risk review. It generally sells securities when higher ranked or more compelling securities are identified.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investors in the Fund may lose money. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. There are risks associated with the types of securities in which the Fund invests. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.
These risks include:
Small-Capitalization Companies Risk. Small-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Small-capitalization companies may be newer or less established, and may have limited resources, products and markets, and may be less liquid.
Securities Market and Securities Risk. The securities markets are volatile and securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the securities markets and on specific securities. Volatility in the securities market may make it more difficult for the Fund to accurately value its securities or to sell its securities on a timely basis.
Common Stock Risk. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as the underlying company’s business performance, investor perceptions, stock market trends and general economic conditions.
REIT Risk. Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.
Models and Data Risk: The Adviser relies on its proprietary model (“Models and Data”) in making investment decisions for the Fund. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential loss.
Management Risk: The Fund is an actively managed portfolio. The Adviser’s practices and investment strategies may not work to produce the desired result if the portfolio managers’ judgment about the attractiveness or value of a particular security or about market movements is incorrect, or if there are imperfections, errors or limitations in the models and data used by the portfolio managers which could have an adverse effect on the value or performance of the Fund.
Value investing risk. The value approach to investing involves the risk that stocks of undervalued companies may remain undervalued. Value stocks may underperform the overall equity market while the market concentrates on growth stocks. Although the Fund will not concentrate its investments in any one industry or industry group, it may, like many value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.
Recent Market Events Risk. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to pandemics or other events outside of our control. These types of events could adversely affect the Fund’s performance. For example, since December 2019, a novel strain of coronavirus (COVID-19) has spread globally, which has resulted in the temporary closure of many corporate offices, retail stores, and manufacturing facilities and factories across the world. As the extent of the impact on global markets from the coronavirus is difficult to predict, the extent to which the coronavirus may negatively affect the Fund’s performance or the duration of any potential business disruption is uncertain. Any potential impact on performance will depend to a large extent on future developments and new information that may emerge regarding the duration and severity of the coronavirus and the actions taken by authorities and other entities to contain the coronavirus or treat its impact.
New Fund Risk: The Fund is recently organized with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Fund may lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available on the Fund’s website at www.zcmfunds.com or by calling the Fund toll-free at 833-777-1533.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	833-777-1533
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.zcmfunds.com
Ziegler Piermont Small Cap Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ZPSVX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.60%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	383
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 383
Ziegler Piermont Small Cap Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ZPSCX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.60%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.60%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	461
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 461

[1]	Based on estimated amounts for the current fiscal year.
[2]	Pursuant to a contractual fee waiver and reimbursement agreement, Ziegler Capital Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses, taxes, interest expense, dividends on securities sold short, and extraordinary expenses) in order to limit the total annual fund operating expenses to 0.90% of average daily net assets of the Institutional Class shares and 1.15% of the average daily net assets of the Investor Class shares (the “Expense Caps”). The Expense Caps will remain in effect through at least July 31, 2021 and may be terminated only by the Trust’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, provided that such recoupment does not cause the Fund’s expense ratio (after the recoupment is taken into account) to exceed both (1) the Expense Caps in place at the time such amounts were waived or paid and (2) the Fund’s Expense Caps at the time of recoupment.